Leases	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Leases [Abstract]
Leases
Note 9 — Leases
The Company has operating leases for warehouse, production, and office facilities and equipment. Lease contracts have remaining lease terms of less than one year to seven years, some of which include options to extend the term by up to 5 years. The Company included renewal options that are reasonably certain to be exercised as part of the lease term. Additionally, some lease contracts include termination options. The Company does not expect to exercise the majority of termination options and generally excludes such options when determining the term of leases.
The operating lease costs were $0.5 million and $0.4 million for the three months ended June 30, 2022 and 2021, respectively. The operating lease costs were $1.0 million and $0.6 million for the six months ended June 30, 2022 and 2021, respectively.

Cash flows arising from lease transactions for the three and six months ended June 30, 2022 and 2021 were as follows (in thousands):

	For the Three Months Ended June 30,		Six Months Ended June 30,
in thousands	2022	2021	2022	2021

Cash paid for amounts included in the measurements of lease liabilities — operating cash flows	$(482)	$(760)	$(942)	$(770)
Right-of-use assets obtained in exchange for operating leases liabilities	$—	$—	$251	$—
Future minimum lease payments under non-cancellable leases in effect as of June 30, 2022 are as follows (in thousands):

Operating Leases

2022 (remainder)	$930
2023	1,790
2024	1,677
2025	1,655
2026	1,642
Thereafter	2,840

Total future undiscounted minimum lease payments	$10,534
Less: imputed Interest	2,030

Total reported lease liability	$8,504

Note 10 — Leases
The Company has operating leases for warehouse, production, and office facilities and equipment. Lease contracts have remaining lease terms of one year to seven years, some of which include options to extend the term by up to 5 years. The Company included renewal options that are reasonably certain to be exercised as part of the lease term. Additionally, some lease contracts include termination options. The Company does not expect to exercise the majority of termination options and generally excludes such options when determining the term of leases. See Note 2 — Basis of Presentation and Summary of Significant Accounting Policies for the Company’s lease accounting policy.
The components of lease costs for the year ended December 31, 2021 are as follows (in thousands):

in thousands	For the Year Ended December 31, 2021
Operating lease costs	$1,669
Finance lease costs:
Amortization of right-of-use assets	—
Interest on lease liabilities	—
Short-term lease costs	62
Variable lease costs	—
Sublease income	—
Total lease costs	$1,731
For the year ended December 31, 2020 and 2019, rent expense recognized under ASC 840 amounted to $0.6 million and $0.8 million, respectively.
The weighted average remaining lease term as of December 31, 2021 is 6.68 years and the weighted average discount rate is 7.34%.
Cash flows arising from lease transactions for the year ended December 31, 2021 were as follows (in thousands):

For the Year Ended December 31, 2021
Cash paid for amounts included in the measurements of lease liabilities:
Operating cash inflows/(outflows) from operating leases	$(1,712)
Operating cash inflows/(outflows) from finance leases	—
Financing cash inflows/(outflows) from finance leases	—
Supplemental non-cash information on lease liabilities arising from obtaining right-of-use assets	—
Operating leases	$5,243
Finance leases	—
Future minimum lease payments under
non-cancellable
leases in effect as of December 31, 2021 are as follows (in thousands):

Year Ended December 31,	Operating Leases	Finance Leases
2022	$1,761	$—
2023	1,655	—
2024	1,655	—
2025	1,655	—
2026	1,642
Thereafter	2,840	—
Total future undiscounted minimum lease payments	$11,208	$—
Less: imputed Interest	2,324	—
Total reported lease liability	$8,884	$—
As of December 31, 2021, we do not have any leases that have not yet commenced that create significant rights and obligations for us.
The following table summarizes our lease commitments as of December 31, 2020:

Year Ended December 31,	Minimum Lease Commitment
(in thousands)
2021	$712
2022	766
2023	763
2024	762
2025	762
Thereafter	1,708
Total	$5,473